Share-based Payments	12 Months Ended
Mar. 31, 2018
Disclosure Share Based Payment Arrangement [Abstract]
Share-based payments
17.	Share-based payments:

At March 31, 2018, the Corporation had the following share-based payment arrangements:

(a)	Corporation stock option plan:
(i)	Stock option plan:

The Corporation has established a stock option plan for directors, officers, employees and consultants. Awards under the plan grants a participant the right to purchase a certain number of Common Shares, subject to certain conditions described below, at an exercise price equal to at least the Market Price (as defined after) of the Common Shares on the grant date. The “Market Price” of Common Shares as of a particular date shall generally mean the VWAP (volume weighted average trading price of the Common Shares) obtained for such Common Shares on the TSX (and if listed on more than one stock exchange, then the highest of such closing prices) during the last ten (10) Business Days prior to the Grant Date (10-day VWAP). The terms and conditions for exercising options and purchasing the underlying Common Shares are set by the Board of Directors, and subject, among others, to the following limitations: the term of the options cannot exceed ten years and every stock option granted under the stock option plan will be subject to conditions no less restrictive than a minimum vesting period of 18 months and a gradual and equal acquisition of vesting rights at least on a quarterly basis. The Corporation can issue a number of Common Shares not exceeding 15% of the number of Common Shares issued and outstanding at the time of any grant pursuant to the stock option plan. The total number of Common Shares issuable to a single holder pursuant to the stock option plan cannot exceed 5% of the Corporation’s total issued and outstanding Common Shares at the time of the grant, with the maximum of 2% for any one consultant.

The number and weighted average exercise prices of stock options are as follows:

		2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2017 and March 1, 2016	$1.92	3,765,000	$2.50	4,242,025
Granted (i)	1.90	7,501,980	1.54	881,000
Exercised (note 12 (d))	1.72	(149,000)	—	—
Forfeited	1.54	(816,434)	2.69	(456,461)
Expired	2.93	(210,000)	3.84	(901,564)
Options outstanding at March 31, 2018 and 2017	$1.92	10,091,546	$1.92	3,765,000

Options exercisable at March 31, 2018 and 2017	$1.97	2,322,668	$2.07	2,115,666

(i)	Of the 7,501,980 options granted, 2,095,333 options have restrictions on their exercise subject to shareholder approval as required by the rules of the Toronto Stock Exchange.

				2018

	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.24 - $1.82	3.47	1,825,973	672,668	$1.66
$1.83 - $1.91	4.35	420,000	350,000	1.83
$1.92 - $2.05	4.69	6,470,573	—	—
$2.06 - $2.15	4.70	75,000	—	—
$2.16	3.64	1,300,000	1,300,000	2.16
	4.32	10,091,546	2,322,668	$1.97

The fair value of options granted, including 2,095,333 options issued during the year ended March 31, 2018 for which the fair value is revaluated at each reporting date until shareholder approval, has been estimated according to the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the year ended March 31, 2018 and the thirteen-month period ended March 31, 2017:

	2018	2017

Exercise price	$1.90	$1.54
Share price	$1.81	$1.54
Dividend	‒	‒
Risk-free interest	1.50%	0.67%
Estimated life (years)	3.93	3.50
Expected volatility	48.60%	49.46%

The weighted average fair value of the options granted to employees during the year ended March 31, 2018 is $0.68 ($0.56 for the thirteen-month period ended March 31, 2017). No options were granted to non-employees during the year ended March 31, 2018 and the thirteen-month period ended March 31, 2017.

Stock-based compensation recognized under this plan amounted to $1,334,817 for the year ended March 31, 2018 ($768,368 for the thirteen-month period ended March 31, 2017).

(ii)	Performance options:

On October 16, 2015, the Corporation granted 625,000 performance options under the Corporation stock option plan at an exercise price of $1.55 per share expiring on October 16, 2020. The options vest after a two-year minimum service period and the attainment of market performance conditions within the following three years. As at March 31, 2018, all performance options were vested.

The number and weighted average exercise prices of performance options are as follows:

	2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2017 and March 1, 2016	$1.55	475,000	$1.55	625,000
Forfeited	1.55	(150,000)	1.55	(150,000)
Options outstanding at March 31, 2018 and 2017	$1.55	325,000	$1.55	475,000

Options exercisable at March 31, 2018 and 2017	$1.55	325,000	$—	—

2018
	Options outstanding		Exercisable options
Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.55	2.55	325,000	325,000	$1.55

Stock-based compensation recognized under this plan amounted to ($17,485) for the year ended March 31, 2018 ($187,649 for the thirteen-month period ended March 31, 2017).

(b)	Deferred Share Unit (‘’DSUs’’):

The Corporation has established an equity incentive plan for employees, directors and consultants of the Corporation. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

	2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	DSUs	price	DSUs

DSUs outstanding at April1, 2017 and March 1, 2016	$1.60	425,354	$1.72	75,000
Granted	1.27	201,342	1.57	350,354
Released through the issuance of common shares (note 12 (c))	1.43	(55,944)	—	—
DSUs outstanding at March 31, 2018 and 2017	$1.50	570,752	$1.60	425,354

DSUs exercisable at March 31, 2018 and 2017	$1.48	374,670	$1.59	240,004

Of the 570,752 DSUs outstanding as at March 31, 2018, 160,000 DSUs vest upon achievement of performance conditions to be achieved no later than June 30, 2019, which were modified during the year to change the performance conditions and vesting period, 72,164 DSUs vest upon services to be rendered during a period of twelve months from date of grant, 263,588 vested DSUs were granted for past services and 75,000 DSUs were in compensation for consulting services rendered by a member of the Board of Directors and are fully vested. However, the shares will be delivered when the consultant ceases to be a member of the board. The fair value of the DSUs is determined to be the share price at the date of grant and is recognized as stock-based compensation, through contributed surplus, over the vesting period.

The weighted average fair value of the DSUs granted during the year ended March 31, 2018 was $1.27 ($1.57 for the thirteen-month period ended March 31, 2017).

Stock-based compensation recognized under this plan amounted to $305,813 for the year ended March 31, 2018 ($384,307 for the thirteen-month period ended March 31, 2017).

(c)	Corporation warrants:

As part of the NeuroBioPharm Plan of Arrangement for the acquisition by Neptune of all of the issued and outstanding shares of NeuroBioPharm in February 2015, the rights over NeuroBioPharm warrants and call-options were exchanged for Neptune warrants.

The number and weighted average exercise prices of warrants are as follows:

	2018		2017
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	warrants	price	warrants

Warrants outstanding at April 1, 2017 and March 1, 2016	$21.50	24,174	$12.84	292,047
Forfeited	21.50	(465)	11.86	(129,122)
Expired	21.50	(23,709)	12.25	(138,751)
Warrants outstanding and exercisable at March 31, 2018 and 2017	$—	—	$21.50	24,174
(d)	Acasti stock option plan:

Stock-based compensation recognized under Acasti’s stock option plan amounted to $660,611 for the year ended March 31, 2018 ($674,578 for the thirteen-month period ended March 31, 2017). The amounts for the year ended March 31, 2018 and the thirteen-month period ended March 31, 2017 are included in the ‟share-based payment transactions’’ of the equity attributable to non-controlling interest.